Summary of significant accounting policies (Fair value, convertiable preferred stock warrant liabilities) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Exercise of convertible preferred stock warrants	$ 0	$ (2)	$ (2)	$ 0	$ 0
Convertible preferred stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	1,853	1,127	1,127	802
Change in fair value	1,631		981	325
Exercise of convertible preferred stock warrants	(343)		(255)	0
Conversion of preferred stock warrants to common stock warrants	(3,141)		0	0
Fair value at end of period	$ 0		$ 1,853	$ 1,127